STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 5.0%
Bank of America	367,550		10,721,434
JPMorgan Chase & Co.	132,134		15,550,850
SVB Financial Group	25,472	[a]	5,322,374
			31,594,658
Capital Goods - 7.9%
Deere & Co.	49,236		8,305,129
Eaton	68,870		5,726,541
Honeywell International	60,997		10,320,692
Illinois Tool Works	54,168		8,476,750
Ingersoll-Rand	94,427		11,634,351
The Boeing Company	16,106		6,127,850
			50,591,313
Consumer Durables & Apparel - 1.9%
NIKE, Cl. B	130,184		12,226,881
Consumer Services - 2.4%
MGM Resorts International	241,760		6,701,587
Yum! Brands	73,302		8,314,646
			15,016,233
Diversified Financials - 5.9%
CME Group	44,371		9,377,367
S&P Global	36,668		8,982,927
Synchrony Financial	218,270		7,440,824
The Charles Schwab	108,680		4,546,084
Voya Financial	129,240		7,035,826
			37,383,028
Energy - 4.4%
Chevron	101,268		12,010,385
Exxon Mobil	110,128		7,776,138
Pioneer Natural Resources	31,984		4,022,628
Valero Energy	52,177		4,447,567
			28,256,718
Food & Staples Retailing - 1.1%
Costco Wholesale	25,044		7,215,427
Food, Beverage & Tobacco - 5.3%
Constellation Brands, Cl. A	28,615		5,931,317
Mondelez International, Cl. A	200,578		11,095,975
Philip Morris International	122,451		9,297,704
The Coca-Cola Company	137,846		7,504,336
			33,829,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Health Care Equipment & Services - 5.8%
Abbott Laboratories	65,488		5,479,381
Align Technology	13,474	[a]	2,437,716
Boston Scientific	158,804	[a]	6,461,735
CVS Health	148,324		9,354,795
Medtronic	67,265		7,306,324
UnitedHealth Group	27,484		5,972,823
			37,012,774
Household & Personal Products - 1.4%
The Procter & Gamble Company	72,343		8,998,022
Insurance - 1.4%
American International Group	162,530		9,052,921
Materials - 2.2%
Celanese	70,130		8,576,198
Dow	58,474		2,786,286
DuPont de Nemours	41,276		2,943,392
			14,305,876
Media & Entertainment - 9.2%
Alphabet, Cl. A	14,386	[a]	17,567,320
Comcast, Cl. A	288,613		13,010,674
Facebook, Cl. A	89,665	[a]	15,967,543
Netflix	6,917	[a]	1,851,128
The Walt Disney Company	79,938		10,417,520
			58,814,185
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	64,520		4,885,455
Amgen	24,542		4,749,122
Bristol-Myers Squibb	115,220		5,842,806
Exact Sciences	26,446	[a,b]	2,389,925
Johnson & Johnson	44,295		5,730,887
Merck & Co.	105,801		8,906,328
Pfizer	79,725		2,864,519
Thermo Fisher Scientific	25,536		7,437,871
Vertex Pharmaceuticals	25,873	[a]	4,383,404
			47,190,317
Real Estate - 1.8%
American Tower	26,183	[c]	5,789,847
Equinix	9,652	[c]	5,567,274
			11,357,121
Retailing - 5.5%
Amazon.com	11,108	[a]	19,282,488
Dollar Tree	74,336	[a]	8,486,198
The Home Depot	30,879		7,164,546
			34,933,232

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices		143,023	[a,b]	4,146,237
Marvell Technology Group		324,269		8,096,997
Micron Technology		238,172	[a]	10,205,670
NXP Semiconductors		23,588		2,573,923
Taiwan Semiconductor Manufacturing, ADR		116,088		5,395,770
Texas Instruments		63,275		8,177,661
				38,596,258
Software & Services - 13.1%
Accenture, Cl. A		35,639		6,855,162
Adobe		24,980	[a]	6,900,725
Atlassian, Cl. A		44,581	[a]	5,592,241
Microsoft		193,837		26,949,158
PayPal Holdings		89,580	[a]	9,279,592
Salesforce.com		46,450	[a]	6,895,038
Square, Cl. A		90,200	[a,b]	5,587,890
Visa, Cl. A		90,272	[b]	15,527,687
				83,587,493
Technology Hardware & Equipment - 4.2%
Apple		81,236		18,194,427
Arista Networks		11,645	[a]	2,782,223
Cisco Systems		116,906		5,776,325
				26,752,975
Telecommunication Services - 2.7%
AT&T		273,943		10,366,003
T-Mobile US		35,942	[a]	2,831,151
Verizon Communications		61,041		3,684,435
				16,881,589
Transportation - 1.4%
CSX		127,730		8,847,857
Utilities - 3.5%
Exelon		213,430		10,310,803
NextEra Energy		52,118		12,142,973
				22,453,776
Total Common Stocks (cost $453,156,605)				634,897,986
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,886,727)	1.89	1,886,727	[d]	1,886,727
Total Investments (cost $455,043,332)		99.9%		636,784,713
Cash and Receivables (Net)		.1%		460,565
Net Assets		100.0%		637,245,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $26,865,264 and the value of the collateral was $27,478,699, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	634,897,986	-	-	634,897,986
Investment Companies	1,886,727	-	-	1,886,727

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $181,741,381, consisting of $188,215,700 gross unrealized appreciation and $6,474,319 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.